LEASE LIABILITIES (Schedule of Outstanding Interest Bearing Loans and Borrowings) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2015
Statement Line Items [Line Items]
Nominal interest rate			4.00%
Year of maturity	2045		April 1, 2045
Fair value	$ 18,741	$ 20,149
Carrying value	$ 280	$ 519
Sale and leaseback liabilities [Member]
Statement Line Items [Line Items]
Currency	Euro	Euro
Nominal interest rate	4.53%	4.53%
Year of maturity	2023	2023
Fair value	$ 106	$ 286
Carrying value	106	286
Total amount paid in respect of lease liabilities	$ 3,240	$ 3,533
Sale and leaseback liabilities Two [Member]
Statement Line Items [Line Items]
Currency	USD	USD
Nominal interest rate	5.51%	5.51%
Year of maturity	2023	2023
Fair value	$ 174	$ 233
Carrying value	$ 174	$ 233